UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     7/21/11
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        137
                                         --------------
Form 13F Information Table Value Total:  $ 8,370,579
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                                          88579Y101   148908  1569936 SH       Sole                  1549846             20090
AAR Corporation                                 000361105    11986   442457 SH       Sole                   440467              1990
Aaron's Inc.                                    002535300    13787   487857 SH       Sole                   485142              2715
Abbott Laboratories                             002824100   222345  4225483 SH       Sole                  4174627             50856
ACE Limited                                     H0023R105     1204    18290 SH       Sole                    18290
Air Products & Chemicals Inc.                   009158106   154377  1615164 SH       Sole                  1593863             21301
Alleghany Corp.                                 017175100    19407    58259 SH       Sole                    54067              4192
Allegiant Travel Co.                            01748X102    17540   354335 SH       Sole                   353305              1030
Alliance Data Systems Corp.                     018581108     4010    42629 SH       Sole                    42484               145
American Express Co.                            025816109      889    17190 SH       Sole                    17190
Amgen Inc.                                      031162100    88137  1510487 SH       Sole                  1494162             16325
Anadarko Petroleum Corp.                        032511107   280278  3651349 SH       Sole                  3611158             40191
Apache Corp.                                    037411105   201717  1634793 SH       Sole                  1615973             18820
Apogee Enterprises Inc.                         037598109     8426   657796 SH       Sole                   599731             58065
Arch Capital Group Ltd.                         G0450A105    27405   858542 SH       Sole                   787544             70998
Assurant Inc.                                   04621X108   107420  2961686 SH       Sole                  2875746             85940
Assured Guaranty Ltd.                           G0585R106   114964  7048670 SH       Sole                  6803435            245235
B & G Foods Inc.                                05508R106     5822   282325 SH       Sole                   281070              1255
Bank of America Corp.                           060505104      834    76060 SH       Sole                    76060
Bank of New York Mellon Corp.                   064058100    60954  2379150 SH       Sole                  2343955             35195
Baxter International Inc.                       071813109   123965  2076814 SH       Sole                  2069907              6907
BB&T Corp.                                      054937107      448    16683 SH       Sole                    16683
Berry Petroleum Co. (Cl A)                      085789105    35149   661557 SH       Sole                   630552             31005
Brink's Co.                                     109696104    18065   605608 SH       Sole                   556423             49185
Broadridge Financial Solutions                  11133T103    14504   602570 SH       Sole                   496295            106275
Callaway Golf Co.                               131193104     7898  1269747 SH       Sole                  1134502            135245
Carrizo Oil & Gas Inc.                          144577103    14215   340480 SH       Sole                   339330              1150
Carter's, Inc.                                  146229109     7555   245620 SH       Sole                   214935             30685
Chubb Corp                                      171232101    51098   816125 SH       Sole                   802570             13555
Cimarex Energy Co.                              171798101    77993   867360 SH       Sole                   819165             48195
Cisco Systems Inc.                              17275R102    79048  5063960 SH       Sole                  5003085             60875
City National Corp                              178566105     6631   122235 SH       Sole                   121730               505
Cleco Corp.                                     12561W105    14340   411491 SH       Sole                   388466             23025
CME Group Inc.                                  12572Q105     1061     3640 SH       Sole                     3640
ConAgra Foods Inc.                              205887102   179874  6969157 SH       Sole                  6729011            240146
CoreLogic Inc.                                  21871D103    24482  1465133 SH       Sole                  1357028            108105
Corrections Corp. of America                    22025Y407    13062   603341 SH       Sole                   535571             67770
CSG Systems International Inc.                  126349109    14900   806283 SH       Sole                   735485             70798
Denbury Resources Inc.                          247916208    22689  1134437 SH       Sole                   995002            139435
Devon Energy Corp.                              25179M103   253762  3219917 SH       Sole                  3182392             37525
Discover Financial Services                     254709108     1169    43700 SH       Sole                    43700
Dover Corp.                                     260003108   188816  2784890 SH       Sole                  2701705             83185
Energen Corp.                                   29265N108     3995    70710 SH       Sole                    47715             22995
Energizer Holdings Inc.                         29266R108    52748   728964 SH       Sole                   684969             43995
EOG Resources Inc.                              26875P101   174430  1668392 SH       Sole                  1650767             17625
Exterran Holdings Inc.                          30225X103    15886   801132 SH       Sole                   755683             45449
Exxon Mobil Corp.                               30231G102   146061  1794808 SH       Sole                  1775533             19275
First American Financial Corp.                  31847R102     5420   346353 SH       Sole                   344678              1675
First California Financial Gro                  319395109      495   139151 SH       Sole                   139151
First Financial Holdings Inc.                   320239106      654    72917 SH       Sole                    72917
First Niagara Financial Group                   33582V108     7668   580880 SH       Sole                   500725             80155
First of Long Island Corp.                      320734106     1762    63194 SH       Sole                    33916             29278
Flowers Foods Inc.                              343498101    29113  1320924 SH       Sole                  1217867            103058
Fluor Corp.                                     343412102    36663   567016 SH       Sole                   552871             14145
Forest Laboratories Inc.                        345838106    10974   278960 SH       Sole                   187790             91170
Forest Oil Corp.                                346091705    12894   482752 SH       Sole                   461847             20905
General Mills Inc.                              370334104   142216  3820968 SH       Sole                  3770222             50746
Global Sources Ltd.                             G39300101     6098   663526 SH       Sole                   604275             59251
Greatbatch Inc                                  39153L106     9947   370895 SH       Sole                   342955             27940
Hartford Financial Services Gr                  416515104     1623    61555 SH       Sole                    61555
HCC Insurance Holdings Inc.                     404132102    11816   375120 SH       Sole                   341220             33900
Hillenbrand Inc.                                431571108    26485  1119883 SH       Sole                  1055698             64185
Horace Mann Educators Corp.                     440327104    13700   877635 SH       Sole                   816585             61050
Hub Group Inc. (Cl A)                           443320106    13150   349185 SH       Sole                   318985             30200
Huntington Bancshares Inc.                      446150104    14924  2275009 SH       Sole                  2076688            198321
Illinois Tool Works Inc.                        452308109   156620  2772527 SH       Sole                  2736839             35688
International Business Machine                  459200101   145610   848792 SH       Sole                   838947              9845
iStar Financial Inc.                            45031U101    24448  3014590 SH       Sole                  2879910            134680
Johnson & Johnson                               478160104   155403  2336186 SH       Sole                  2315454             20732
JPMorgan Chase & Co.                            46625H100   197318  4819686 SH       Sole                  4759023             60663
K-Swiss Inc. (Cl A)                             482686102    12454  1171570 SH       Sole                  1062235            109335
Kaydon Corp.                                    486587108     5231   140168 SH       Sole                   139278               890
Kennametal Inc.                                 489170100    34490   817113 SH       Sole                   814558              2555
Kimberly-Clark Corp.                            494368103    62943   945660 SH       Sole                   930255             15405
Legget & Platt Inc.                             524660107     2573   105525 SH       Sole                    72000             33525
Life Technologies Corp                          53217V109     8662   166350 SH       Sole                   140700             25650
Lifepoint Hospitals Inc.                        53219L109    21520   550675 SH       Sole                   522415             28260
Linear Technology Corp.                         535678106    52453  1588517 SH       Sole                  1525832             62685
Liquidity Services Inc.                         53635B107     5063   214441 SH       Sole                   185606             28835
Marsh & McLennan Cos.                           571748102    73951  2370992 SH       Sole                  2337112             33880
Mattel                                          577081102    82814  3012525 SH       Sole                  2939985             72540
McDonald's Corp.                                580135101   153548  1821018 SH       Sole                  1796842             24176
Medtronic Inc.                                  585055106   206695  5364530 SH       Sole                  5295564             68966
Merck & Co Inc                                  58933Y105   172833  4897513 SH       Sole                  4886301             11212
Microsoft Corp.                                 594918104   167036  6424473 SH       Sole                  6340493             83980
Mid-America Apartment Communit                  59522J103     9686   143556 SH       Sole                   142711               845
Molson Coors Brewing Co. (Cl B                  60871R209     5627   125760 SH       Sole                    85240             40520
Morgan Stanley                                  617446448      743    32270 SH       Sole                    32270
Myriad Genetics Inc.                            62855J104    34920  1537641 SH       Sole                  1480851             56790
National Penn Bancshares Inc.                   637138108    11044  1392629 SH       Sole                  1205319            187310
NewBridge Bancorp                               65080T102      218    47512 SH       Sole                    47512
Noble Energy Inc.                               655044105    12226   136402 SH       Sole                    91026             45376
Occidental Petroleum Corp.                      674599105   339960  3267591 SH       Sole                  3230637             36954
Old Republic International Cor                  680223104    52477  4466137 SH       Sole                  4164787            301350
Parker Hannifin Corp.                           701094104   149136  1661873 SH       Sole                  1634790             27083
PepsiCo Inc.                                    713448108   213978  3038172 SH       Sole                  3002280             35892
Pfizer Inc.                                     717081103   210885 10237153 SH       Sole                 10215338             21815
Pharmaceutical Product Develop                  717124101    17862   665505 SH       Sole                   616100             49405
PNC Financial Services Group I                  693475105   163355  2740392 SH       Sole                  2722862             17530
Popular Inc.                                    733174106    15880  5753547 SH       Sole                  5411577            341970
PPG Industries Inc.                             693506107    71841   791291 SH       Sole                   782196              9095
Procter & Gamble Co.                            742718109   204838  3222246 SH       Sole                  3179874             42372
Prudential Financial Inc.                       744320102   156280  2457615 SH       Sole                  2426024             31591
Quest Diagnostics Inc.                          74834L100   119586  2023452 SH       Sole                  1943827             79625
Ralcorp Holdings Inc.                           751028101    17065   197100 SH       Sole                   184535             12565
Raytheon Co.                                    755111507    93275  1871111 SH       Sole                  1870046              1065
Redwood Trust Inc.                              758075402     7910   523180 SH       Sole                   478660             44520
Ruddick Corp.                                   781258108    12174   279598 SH       Sole                   256923             22675
Saia Inc.                                       78709Y105    14885   878159 SH       Sole                   804554             73605
Snyders-Lance Inc.                              833551104     8822   407841 SH       Sole                   406236              1605
Southwest Airlines Co.                          844741108    35431  3102575 SH       Sole                  2884075            218500
Southwestern Energy Co.                         845467109    18583   433382 SH       Sole                   397553             35829
State Street Corp.                              857477103      268     5947 SH       Sole                     5947
Steiner Leisure Ltd.                            P8744Y102    29143   637990 SH       Sole                   609910             28080
Steris Corp.                                    859152100     2412    68942 SH       Sole                    68707               235
Sterling Bancorp                                859158107     6131   645997 SH       Sole                   643297              2700
SunTrust Banks Inc.                             867914103     2452    95030 SH       Sole                    79070             15960
Sysco Corp.                                     871829107   151841  4869828 SH       Sole                  4802961             66867
Tenneco Inc.                                    880349105    11146   252915 SH       Sole                   252040               875
Teva Pharmaceutical - SP ADR                    881624209     9029   187255 SH       Sole                   187255
Toro Co.                                        891092108     4358    72034 SH       Sole                    71659               375
Travelers Cos. Inc.                             89417E109   170827  2926125 SH       Sole                  2890168             35957
Trinity Industries Inc.                         896522109    14694   421267 SH       Sole                   419312              1955
UGI Corp.                                       902681105    17210   539681 SH       Sole                   492491             47190
United Fire & Casualty Co.                      910331107     4270   245852 SH       Sole                   244537              1315
United Technologies Corp.                       913017109   261597  2955564 SH       Sole                  2949338              6226
UnitedHealth Group Inc.                         91324P102   166028  3218836 SH       Sole                  3180602             38234
US Bancorp                                      902973304   139684  5475639 SH       Sole                  5408723             66916
Verigy Ltd.                                     Y93691106    33895  2264170 SH       Sole                  2120420            143750
Wal-Mart Stores Inc.                            931142103     9046   170229 SH       Sole                   166069              4160
Walgreen Company                                931422109    34030   801459 SH       Sole                   792579              8880
Wells Fargo & Co.                               949746101   138079  4920835 SH       Sole                  4859124             61711
White Mountains Insurance Grou                  G9618E107     7597    18082 SH       Sole                    16257              1825
Whiting Petroleum Corp.                         966387102    26540   466352 SH       Sole                   448882             17470
Winthrop Realty Trust                           976391300     5490   459830 SH       Sole                   457845              1985
XL Group PLC ORD                                G98290102     3056   139050 SH       Sole                   114535             24515
Hartford Capital 7.25% Pfd                      416515708     1543    60135 SH       Sole                    60135